FAIR VALUE MEASUREMENTS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 28, 2013	Jan. 02, 2016	Jan. 03, 2015
Assets
Derivative assets		$ 5.6	$ 10.3
Liabilities
Derivative liabilities		5.2	11.7
Recurring
Assets
Trading securities		17.9	17.9
Derivative assets		5.6	10.3
Bank drafts		24.8	19.8
Liabilities
Derivative liabilities		5.2	11.7
Recurring | Cash and Cash Equivalents
Assets
Trading securities		0.3	0.8
Recurring | Other current assets
Assets
Trading securities		17.6	17.1
Non-recurring | Reported Value Measurement
Liabilities
Carrying value of long-lived assets	$ 8.3
Fair value of long-lived assets	8.3
Non-recurring | Other expense, net | Total
Liabilities
Carrying value of long-lived assets	4.8
Fair value of long-lived assets	4.8
Quoted Prices in Active Markets (Level 1) | Recurring
Assets
Trading securities		11.3	7.6
Bank drafts		24.8	19.8
Liabilities
Derivative liabilities		0.7	1.2
Significant Other Observable Inputs (Level 2) | Recurring
Assets
Trading securities		6.6	10.3
Derivative assets		5.6	10.3
Liabilities
Derivative liabilities		$ 4.5	$ 10.5
Level 3 | Non-recurring | Other expense, net
Liabilities
Impairment charges on assets held for sale	$ 3.5